Own shares - Summary of Own Shares (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Changes in equity [abstract]
Beginning balance		£ 10,167	£ 9,911	£ 8,335
Executive share awards vested (shares)		(8,000,000)
Ending balance		£ 14,763	£ 10,167	£ 9,911
Treasury shares
Changes in equity [abstract]
Beginning balance (shares)		45,308,559	46,000,000
Beginning balance		£ (143)	£ (145)
Own shares purchased (shares)		41,000,000	0
Own shares purchased		£ (80)	£ 0
Share options exercised (shares)		0	(1,000,000)
Share options exercised		£ 0	£ 2
Executive share awards vested (shares)		0	0
Executive share awards vested		£ 0	£ 0
Conversion of ADR shares (shares)		0
Conversion of ADR shares		£ 0
Ending balance (shares)		85,921,056	45,308,559	46,000,000
Ending balance		£ (223)	£ (143)	£ (145)
Employee share ownership trust
Changes in equity [abstract]
Beginning balance (shares)		9,021,714	12,000,000
Beginning balance		£ (24)	£ (41)
Own shares purchased (shares)		3,000,000	5,000,000
Own shares purchased		£ (6)	£ (9)
Share options exercised (shares)		0	0
Share options exercised		£ 0	£ 0
Executive share awards vested (shares)		(8,000,000)	(8,000,000)
Executive share awards vested		£ 22	£ 26
Conversion of ADR shares (shares)		3,000,000
Conversion of ADR shares		£ (6)
Ending balance (shares)		7,255,789	9,021,714	12,000,000
Ending balance		£ (14)	£ (24)	£ (41)
Own Shares
Changes in equity [abstract]
Beginning balance (shares)		54,000,000	58,000,000
Beginning balance	[1]	£ (167)	£ (186)	£ (96)
Own shares purchased (shares)		44,000,000	5,000,000
Own shares purchased		£ (86)	£ (9)
Share options exercised (shares)		0	(1,000,000)
Share options exercised		£ 0	£ 2
Executive share awards vested (shares)		(8,000,000)	(8,000,000)
Executive share awards vested		£ 22	£ 26
Conversion of ADR shares (shares)		3,000,000
Conversion of ADR shares		£ (6)
Ending balance (shares)		93,000,000	54,000,000	58,000,000
Ending balance	[1]	£ (237)	£ (167)	£ (186)

[1]	For further analysis of own shares, see note 21.